Segment Information (Tables)	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Net Revenues by Product Segment

Net revenues by product segment:

	December 31, 2014	December 31, 2013	December 31, 2012
Sense & Power and Automotive Products (SP&A)	4,774	4,775	4,622
Embedded Processing Solutions (EPS)	2,608	3,269	3,826

Total net revenues of product segments	7,382	8,044	8,448

Others(1)	22	38	45

Total consolidated net revenues	7,404	8,082	8,493

(1)	Includes revenues from sales of Subsystems, sales of materials and other products not allocated to product segments.

Net Revenues by Product Segment and by Product Line

Net revenues by product segment and by product line :

	December 31, 2014	December 31, 2013	December 31, 2012
Automotive (APG)	1,807	1,668	1,554
Industrial & Power Discrete (IPD)	1,865	1,801	1,747
Analog & MEMS (AMS)	1,102	1,306	1,320
Other SP&A	—	—	1

Sense & Power and Automotive Products (SP&A)	4,774	4,775	4,622

Digital Convergence Group (DCG)	756	1,492	2,275
Imaging, Bi-CMOS ASIC and Silicon Photonics (IBP)	330	409	395
Microcontrollers, Memory & Secure MCU (MMS)	1,507	1,367	1,147
Other EPS	15	1	9

Embedded Processing Solutions (EPS)	2,608	3,269	3,826

Total net revenues of product segments	7,382	8,044	8,448

Others	22	38	45

Total consolidated net revenues	7,404	8,082	8,493

Operating Income (Loss) by Product Segment

Operating income (loss) by product segment:

	December 31, 2014	December 31, 2013	December 31, 2012
Sense & Power and Automotive Products (SP&A)	447	270	409
Embedded Processing Solutions (EPS)	(103)	(399)	(883)

Total operating income (loss) of product segments	344	(129)	(474)

Others(1)	(176)	(336)	(1,607)

Total consolidated operating income (loss)	168	(465)	(2,081)

(1)

Operating loss of “Others” includes items such as unused capacity charges, impairment, restructuring charges and other related closure costs, phase out and start-up costs, and other unallocated expenses such as: strategic or special research and development programs, certain corporate-level operating expenses, patent claims and litigations, and other costs that are not allocated to product groups, as well as operating earnings of the Subsystems and Other Products Group

Reconciliation of Operating Income (Loss) of Segments to Total Operating Income (Loss)

Reconciliation of operating income (loss) of segments to the total operating income (loss):

	December 31, 2014	December 31, 2013	December 31, 2012
Total operating income (loss) of product segments	344	(129)	(474)
Strategic and other research and development programs	(7)	(15)	(12)
Phase-out and start-up costs	(16)	(5)	—
Impairment, restructuring charges and other related closure costs	(90)	(292)	(1,376)
Unused capacity charges	(53)	(32)	(172)
NXP arbitration award	—	—	(54)
Other non-allocated provisions(1)	(10)	8	7

Total operating loss Others	(176)	(336)	(1,607)

Total consolidated operating income (loss)	168	(465)	(2,081)

(1)	Includes unallocated income and expenses such as certain corporate-level operating expenses and other costs/income that are not allocated to the product segments.

Net Revenues

Net revenues

	December 31, 2014	December 31, 2013	December 31, 2012
The Netherlands	1,905	1,860	1,524
France	200	289	189
Italy	61	78	131
USA	1,003	1,041	1,014
Singapore	3,831	3,860	3,784
Japan	368	420	418
Other countries	36	534	1,433

Total	7,404	8,082	8,493

Property, Plant & Equipment

Property, plant and equipment

	December 31, 2014	December 31, 2013
The Netherlands	384	333
France	777	1,063
Italy	555	690
Other European countries	117	131
USA	7	17
Singapore	302	341
Malaysia	180	195
Other countries	325	386

Total	2,647	3,156